Note 24 - Discontinued Operations (Details Textual) € in Millions, £ in Millions, $ in Millions	Dec. 18, 2019 CAD ($)	Dec. 18, 2019 EUR (€)	Nov. 29, 2019 CAD ($)	Nov. 29, 2019 GBP (£)
Disposition of Hudson U.K. [member]
Statement Line Items [Line Items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations			$ 2.5	£ 1.5
Disposition of Just Energy Ireland [member]
Statement Line Items [Line Items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 1.0	€ 0.6
Percentage of purchase price received at closing	75.00%	75.00%
Percentage of purchase price received five months after closing	25.00%	25.00%